RECLAMATION PROVISION	3 Months Ended
Mar. 31, 2022
RECLAMATION PROVISION
Reclamation Provision
14.	RECLAMATION PROVISION

Management’s estimate of the reclamation provision at March 31, 2022, is $758 (December 31, 2021 – $726), and the undiscounted value of the obligation is $1,313 (December 31, 2021 – $1,252).

The present value of the obligation was calculated using a risk-free interest rate of 8.41% (December 31, 2021 – 7.78%) and an inflation rate of 7.36% (December 31, 2021 – 7.36%). Reclamation activities are estimated to begin in 2023 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	March 31, 2022	December 31, 2021

Balance at beginning of the period	$726	$808
Changes in estimates	-	(105)
Unwinding of discount related to continuing operations	10	47
Effect of movements in exchange rates	22	(24)
Balance at end of the period	$758	$726